Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Revenue
Revenue	$ 13,474	$ 10,694	$ 26,279	$ 21,394
Contract assets	500		500		$ 0
Contract liabilities	45,200		45,200		31,600
Refundable customer deposits	13,800		13,800		0
Revenue recognized	$ 6,700	6,800	$ 16,700	16,100
Contract renewal period	5 years		5 years
Practical expedient			true
Deferred commissions
Revenue
Deferred contract cost	$ 4,900		$ 4,900		$ 4,600
Subscription
Revenue
Revenue	12,021	9,510	23,298	19,019
Cloud related
Revenue
Revenue	2,938	1,114	4,817	2,105
Other
Revenue
Revenue	9,083	8,396	18,481	16,914
Services
Revenue
Revenue	1,453	1,184	2,981	2,375
Services | Transferred at Point in Time
Revenue
Revenue	100	0	300	0
Services | Transferred over Time
Revenue
Revenue	$ 1,400	$ 1,200	$ 2,700	$ 2,400
Geographic Concentration Risk | Revenue Benchmark | IRELAND
Revenue
Revenue percentage	0.40%	0.20%	0.70%	0.20%
Geographic Concentration Risk | Revenue Benchmark | United States
Revenue
Revenue percentage	42.90%	44.80%	42.60%	44.20%